Taxes (Tables)	6 Months Ended
Jun. 30, 2026
Notes and other explanatory information [abstract]
Schedule of income tax reconciliation

	Three-month period ended June 30,		Six-month period ended June 30,
	2026	2025	2026	2025
Income before income taxes	1,782	2,103	4,227	4,146
Income taxes at statutory rate (34%)	(606)	(715)	(1,437)	(1,410)
Adjustments that affect the taxes basis:
Interest on capital	228	237	478	449
Tax incentives	266	342	492	542
Foreign exchange effects on tax losses and others	(196)	130	(297)	51
Effects on tax computation of foreign operations	(14)	85	(51)	(41)
Equity results	42	(13)	61	(4)
Provision related to Samarco	(27)	(30)	(49)	(47)
Tax effects arising from divestments and acquisitions, net	–	–	–	(135)
Others	(61)	(4)	(70)	(20)
Income taxes	(368)	32	(873)	(615)
Current tax	(400)	(285)	(642)	(471)
Deferred tax	32	317	(231)	(144)
Income taxes	(368)	32	(873)	(615)

Schedule of changes in deferred tax assets and liability

	Assets	Liabilities	Deferred taxes, net
Balance as of December 31, 2025	6,318	107	6,211
Effect in income statement	(323)	(92)	(231)
Other comprehensive income	(292)	3	(295)
Transfer between assets and liabilities	32	32	–
Translation adjustment	281	4	277
Balance as of June 30, 2026	6,016	54	5,962

Balance as of December 31, 2024	8,244	445	7,799
Effect in income statement	(112)	17	(129)
Other comprehensive income	2	7	(5)
Transfer between assets and liabilities	(103)	(103)	–
Translation adjustment	954	56	898
Incorporations, acquisitions and divestments	(10)	(295)	285
Balance as of June 30, 2025	8,975	127	8,848

Schedule of tax exposure

	June 30, 2026			December 31, 2025
	Assessed (i)	Potential (ii)	Total	Assessed (i)	Potential (ii)	Total
UTPs not recorded on statement of financial position
Transfer pricing over the exportation of ores to a foreign subsidiary	5,446	1,922	7,368	4,819	1,808	6,627
Expenses of interest on capital	1,366	–	1,366	1,311	–	1,311
Proceeding related to income tax paid abroad	570	–	570	517	–	517
Goodwill amortization	1,120	80	1,200	1,008	77	1,085
Payments to Renova Foundation	820	295	1,115	733	277	1,010
Others	507	–	507	470	–	470
	9,829	2,297	12,126	8,858	2,162	11,020

(i) Includes the tax effects arising from the reduction of the tax losses and negative basis of the CSLL, with fines and interest.

(ii) Includes the principal, without fines and interest.

Schedule of recoverable and payable taxes

	Current assets		Non-current assets		Current liabilities		Non-current liabilities
	June 30, 2026	December 31, 2025	June 30, 2026	December 31, 2025	June 30, 2026	December 31, 2025	June 30, 2026	December 31, 2025
Value-added tax ("ICMS")	356	311	12	19	52	52	–	–
Brazilian federal contributions ("PIS" and "COFINS")	239	208	1,458	1,293	5	2	–	–
Income taxes	1,108	973	272	462	565	351	–	–
Financial compensation for the exploration of mineral resources ("CFEM")	–	–	–	–	70	77	–	–
Other	14	13	1	2	198	205	–	–
Total taxes payable and recoverable	1,717	1,505	1,743	1,776	890	687	–	–

REFIS liabilities (i)	–	–	–	–	464	423	627	784
Total REFIS liabilities	–	–	–	–	464	423	627	784

(i) The balance mainly relates to the settlement programs of claims regarding the collection of income tax and social contribution on equity gains of foreign subsidiaries and associates from 2003 to 2012. This amount bears SELIC interest rate (Special System for Settlement and Custody) and will be paid in monthly installments until October 2028 and the impact of the SELIC over the liability is recorded under the Company’s financial results (note 15).